Nov. 04, 2026
GMO Emerging Country Debt Fund | GMO Emerging Country Debt Fund
Shareholder fees1 (fees paid directly from your investment)
	Class III	Class IV	Class VI
Purchase premium (as a percentage of amount invested)	0.50%	0.50%	0.50%
Redemption fee (as a percentage of amount redeemed)	0.50%	0.50%	0.50%

[1] For additional information, see “Purchase Premiums and Redemption Fees” on page 202 of this Prospectus.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense waiver noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class III	$165	$304	$456	$897	$113	$248	$394	$820
Class IV	$160	$288	$428	$837	$108	$232	$367	$760
Class VI	$156	$276	$407	$789	$104	$219	$345	$712

	If you sell your shares				If you do not sell your shares
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class III	$165	$304	$456	$897	$113	$248	$394	$820
Class IV	$160	$288	$428	$837	$108	$232	$367	$760
Class VI	$156	$276	$407	$789	$104	$219	$345	$712